Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Of Financial Instruments
Schedule of Breakdown of Fair Value Hierarchy Levels

	12/31/2023				12/31/2022
	Level 1	Level 2	Level 3	Book Value / Fair Value	Level 1	Level 2	Level 3	Book Value / Fair Value
Financial Assets	523,741	116,973	2,428	643,142	396,993	115,792	437	513,222
Financial assets at fair value through profit or loss	396,210	114,718	2,175	513,103	274,659	111,436	379	386,474
Investment funds	225	26,345	-	26,570	954	31,537	-	32,491
Brazilian government securities	333,539	8,553	-	342,092	226,056	5,856	-	231,912
Government securities – Latin America	2,875	-	-	2,875	3,489	-	-	3,489
Government securities – Abroad	2,562	-	-	2,562	4,528	-	-	4,528
Corporate securities	57,009	78,526	2,118	137,653	39,632	72,708	339	112,679
Shares	9,089	17,375	71	26,535	5,817	9,634	86	15,537
Rural product note	-	4,203	-	4,203	-	2,510	7	2,517
Bank deposit certificates	-	128	-	128	-	360	-	360
Real estate receivables certificates	197	1,268	126	1,591	-	1,329	151	1,480
Debentures	45,070	29,583	1,895	76,548	29,446	33,412	84	62,942
Eurobonds and other	2,459	-	5	2,464	4,369	-	4	4,373
Financial bills	-	22,548	4	22,552	-	19,371	7	19,378
Promissory and commercial notes	-	2,585	17	2,602	-	3,900	-	3,900
Other	194	836	-	1,030	-	2,192	-	2,192
Other Financial Assets	-	1,294	57	1,351	-	1,335	40	1,375
Financial assets at fair value through other comprehensive income	127,531	2,255	253	130,039	122,334	4,356	58	126,748
Brazilian government securities	83,672	233	-	83,905	75,647	1,032	-	76,679
Government securities – Latin America	23,872	-	-	23,872	27,510	-	-	27,510
Government securities – Abroad	9,910	-	-	9,910	10,400	-	-	10,400
Corporate securities	10,077	2,022	253	12,352	8,777	3,324	58	12,159
Shares	5,900	50	193	6,143	4,770	70	45	4,885
Rural product note	-	-	-	-	-	390	-	390
Bank deposit certificates	-	44	-	44	551	150	13	714
Real estate receivables certificates	-	67	-	67	-	-	-	-
Debentures	1,045	728	-	1,773	538	645	-	1,183
Eurobonds and other	3,061	936	60	4,057	2,918	1,361	-	4,279
Financial credit bills	-	-	-	-	-	13	-	13
Other	71	197	-	268	-	695	-	695
Financial liabilities at fair value through profit or loss	-	784	72	856	-	647	-	647
Structured notes	-	296	-	296	-	64	-	64
Other financial liabilities	-	488	72	560	-	583	-	583

Schedule of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities

	12/31/2023				12/31/2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	6	54,983	262	55,251	29	77,508	671	78,208
Swap Contracts – adjustment receivable	-	37,721	236	37,957	-	46,271	631	46,902
Option Contracts	-	7,712	6	7,718	-	23,637	34	23,671
Forward Contracts	-	3,255	19	3,274	-	595	6	601
Credit derivatives	-	281	1	282	-	492	-	492
NDF - Non Deliverable Forward	-	5,378	-	5,378	-	6,140	-	6,140
Other derivative financial instruments	6	636	-	642	29	373	-	402
Liabilities	(112)	(51,974)	(389)	(52,475)	(186)	(76,106)	(569)	(76,861)
Swap Contracts – adjustment payable	-	(35,369)	(372)	(35,741)	-	(38,507)	(561)	(39,068)
Option Contracts	-	(8,971)	(1)	(8,972)	-	(29,880)	(2)	(29,882)
Forward Contracts	-	(2,966)	(16)	(2,982)	-	(65)	-	(65)
Credit derivatives	-	(149)	-	(149)	-	(604)	-	(604)
NDF - Non Deliverable Forward	-	(4,478)	-	(4,478)	-	(6,626)	-	(6,626)
Other derivative financial instruments	(112)	(41)	-	(153)	(186)	(424)	(6)	(616)

Schedule of level 3 recurring fair value changes

	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

01/01/2023	12/31/2022	Recognized in income	Recognized in other comprehensive income				12/31/2023

Financial assets at fair value through profit or loss	379	(8)	-	922	(302)	1,184	2,175	(952)
Corporate securities	339	(5)	-	920	(300)	1,164	2,118	(1,009)
Shares	86	(14)	-	9	(10)	-	71	(100)
Real estate receivables certificates	151	(38)	-	2	-	11	126	(64)
Debentures	84	(36)	-	740	(67)	1,174	1,895	(845)
Rural Product Note	7	5	-	2	-	(14)	-	-
Promissory notes	-	(3)	-	20	-	-	17	-
Eurobonds and other	4	84	-	137	(220)	-	5	-
Financial bills	7	(3)	-	10	(3)	(7)	4	-
Other financial assets	40	(3)	-	2	(2)	20	57	57
Financial assets at fair value through other comprehensive income	58	(19)	153	51	(8)	18	253	-
Corporate securities	58	(19)	153	51	(8)	18	253	-
Shares	45	(3)	151	-	-	-	193	-
Bank deposit certificates	13	(13)	-	-	-	-	-	-
Debentures	-	-	(1)	35	-	(34)	-	-
Eurobonds and other	-	(3)	3	16	(8)	52	60	-
Financial liabilities at fair value through profit or loss	-	58	-	14	-	-	72	72
Other financial liabilities	-	58	-	14	-	-	72	72
	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

	12/31/2022	Recognized in income	Recognized in other comprehensive income				12/31/2023

Derivatives - assets	671	80	-	157	(104)	(542)	262	244
Swap Contracts – adjustment receivable	631	108	-	133	(94)	(542)	236	240
Option Contracts	34	(32)	-	14	(10)	-	6	1
Forward contracts	6	3	-	10	-	-	19	3
Credit derivatives	-	1	-	-	-	-	1	-
Derivatives - liabilities	(569)	(74)	-	(387)	189	452	(389)	273
Swap Contracts – adjustment payable	(561)	(70)	-	(369)	176	452	(372)	274
Option Contracts	(2)	(3)	-	(9)	13	-	(1)	(1)
Forward contracts	(6)	(1)	-	(9)	-	-	(16)	-
	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

01/01/2022	12/31/2021	Recognized in income	Recognized in other comprehensive income				12/31/2022

Financial assets at fair value through profit or loss	1,563	46	-	143	(49)	(1,324)	379	(98)
Corporate securities	1,563	21	-	128	(49)	(1,324)	339	(138)
Shares	-	(54)	-	-	-	140	86	(62)
Real estate receivables certificates	3	(36)	-	2	(2)	184	151	(60)
Debentures	1,478	109	-	96	-	(1,599)	84	(7)
Rural Product Note	61	3	-	-	(1)	(56)	7	(9)
Eurobonds and other	8	(1)	-	11	(14)	-	4	-
Financial bills	13	-	-	19	(32)	7	7	-
Other financial assets	-	25	-	15	-	-	40	40
Financial assets at fair value through other comprehensive income	-	(2)	-	47	-	13	58	-
Corporate securities	-	(2)	-	47	-	13	58	-
Shares	-	(2)	-	47	-	-	45	-
Bank deposit certificates	-	-	-	-	-	13	13	-
	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

	12/31/2021	Recognized in income	Recognized in other comprehensive income				12/31/2022

Derivatives - assets	152	178	-	298	(552)	595	671	588
Swap Contracts – adjustment receivable	90	151	-	64	(73)	399	631	608
Option Contracts	62	27	-	228	(479)	196	34	(20)
Forward contracts	-	-	-	6	-	-	6	-
Derivatives - liabilities	(125)	48	-	(217)	38	(313)	(569)	(349)
Swap Contracts – adjustment payable	(111)	(25)	-	(132)	21	(314)	(561)	(350)
Option Contracts	(14)	73	-	(79)	17	1	(2)	1
Other derivative financial instruments	-	-	-	(6)	-	-	(6)	-

Schedule of Sensitivity Analyses Operations of Level 3

Sensitivity – Level 3 Operations		12/31/2023		12/31/2022
Market risk factor groups	Scenarios	Impact		Impact
		Income	Stockholders' equity	Income	Stockholders' equity
Interest rates	I	(3.5)	-	(2.2)	-
	II	(89.2)	(0.9)	(56.9)	-
	III	(178.9)	(1.8)	(113.3)	-
Commodities, Indexes and Shares	I	(13.3)	(9.6)	(6.7)	-
	II	(26.7)	(19.2)	(13.4)	-
Nonlinear	I	(0.1)	-	(24.8)	-
	II	(0.2)	-	(37.8)	-

Schedule of estimated fair value for financial assets and liabilities

	12/31/2023		12/31/2022
	Book value	Fair value	Book value	Fair value
Financial assets	1,686,225	1,693,038	1,578,789	1,580,793
At Amortized Cost	1,686,225	1,693,038	1,578,789	1,580,793
Compulsory deposits with the Central Bank of Brazil	145,404	145,404	115,748	115,748
Interbank deposits	51,007	51,009	59,592	59,868
Securities purchased under agreements to resell	238,321	238,321	221,779	221,779
Securities	260,743	260,427	213,026	213,438
Loan and lease operations	910,590	917,717	909,422	910,738
Other financial assets	127,699	127,699	109,909	109,909
(-) Provision for expected loss	(47,539)	(47,539)	(50,687)	(50,687)
Financial liabilities	1,948,360	1,948,549	1,759,182	1,758,475
At Amortized Cost	1,944,162	1,944,351	1,755,498	1,754,791
Deposits	951,352	951,332	871,438	871,370
Securities sold under repurchase agreements	362,786	362,786	293,440	293,440
Interbank market funds	328,645	328,667	294,587	294,573
Institutional market funds	119,591	119,778	129,382	128,757
Other financial liabilities	181,788	181,788	166,651	166,651
Provision for Expected Loss	4,198	4,198	3,684	3,684
Loan commitments	3,311	3,311	2,874	2,874
Financial guarantees	887	887	810	810